BOYAR VALUE FUND, INC.

Supplement dated June 15, 2006

To the Statement of Additional Information Dated May 1, 2006

The following information supersedes any contrary information contained in the Boyar Value Fund, Inc. (the “Fund”) Statement of Additional Information dated May 1, 2006 (the “SAI”):

Reference is made to the section entitled “DIRECTORS AND OFFICERS” beginning on page 13 of the SAI.  The information contained in the chart under the heading “OFFICERS”, located on page 15, is deleted in its entirety and replaced with the following:

Name, Contact Address and Age	Position Held with the Fund	Term of Office and Length of Time Served (1)	Principal Occupations During the Last 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Outside the Fund Complex

OFFICERS
Andrew B. Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 37	President	June 2006 – present

President, Gemini Fund Services, LLC (2006 – Present);  Treasurer of the Fund (2005-2006); President, Fund Compliance Services, LLC (2004 - 2006); President, GemCom, LLC (2004-Present); Director of Administration, Gemini Fund Services, LLC (2001 - 2006);

Vice President, JP Morgan Chase & Co. (1998 - 2001).

				N/A	N/A
Kevin Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 36	Treasurer	June 2006 – present

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Assistant Treasurer of the Fund (2005-2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

				N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Secretary	July 2005 – present	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC; (2003 - Present); In-house Counsel, The Dreyfus Funds (1999 - 2003).	N/A	N/A

Michael J. Wagner c/o Fund Compliance Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788 Age: 55	Chief Compliance Officer	June 2006 – present

President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present);

President of Gemini Fund Services, LLC (2003 – 2006); Chief Operation Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002).

				N/A	N/A